Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, authorized	5,000,000	5,000,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, par value	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares authorized	500,000,000	500,000,000
Ordinary shares subject to possible redemption, shares issued	25,000,000	25,000,000
Ordinary shares subject to possible redemption, shares outstanding	25,000,000	25,000,000
Ordinary shares subject to possible redemption, per share	$ 10.49	$ 10.07
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares, issued	425,000	425,000
Ordinary shares, outstanding	425,000	425,000
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares, issued	8,333,333	8,333,333
Ordinary shares, outstanding	8,333,333	8,333,333